Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 24,800	$ 18,564	$ 17,631	$ 27,140	$ 18,006	$ 13,961	$ 12,051	$ 11,440	$ 9,373	$ 9,827	$ 9,425
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 24,396	18,397	17,584	27,268	18,234	14,239	12,388	11,853	9,788	10,350	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 25,453	19,098	18,180	28,067	18,686	14,535	12,587	12,013	9,878	10,398	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,709,565	2,021,782	1,913,322	2,936,697	1,942,676	1,501,427	1,292,013	1,223,415	999,822	1,045,329	1,000,000
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 2,725,786	2,032,174	1,921,222	2,945,574	1,947,407	1,504,142	1,293,773	1,224,290	999,822	1,045,766	1,000,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,304	23,432	21,621	25,896	17,995	16,337	14,397	13,506	10,894	10,448	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,304	23,432	21,621	25,896	17,995	16,337	14,397	13,506	10,894	10,448	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,304	23,432	21,621	25,896	17,995	16,337	14,397	13,506	10,894	10,448	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,230,429	2,343,249	2,162,097	2,589,612	1,799,520	1,633,747	1,439,664	1,350,625	1,089,406	1,044,847	1,000,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,230,429	2,343,249	2,162,097	2,589,612	1,799,520	1,633,747	1,439,664	1,350,625	1,089,406	1,044,847	1,000,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 28,896	20,838	20,161	28,372	20,347	16,795	14,123	13,305	10,538	10,495	10,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 28,896	20,838	20,161	28,372	20,347	16,795	14,123	13,305	10,538	10,495	10,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 28,896	20,838	20,161	28,372	20,347	16,795	14,123	13,305	10,538	10,495	10,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 2,889,575	2,083,787	2,016,098	2,837,202	2,034,660	1,679,527	1,412,293	1,330,484	1,053,763	1,049,459	1,000,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 2,889,575	$ 2,083,787	$ 2,016,098	$ 2,837,202	$ 2,034,660	$ 1,679,527	$ 1,412,293	$ 1,330,484	$ 1,053,763	$ 1,049,459	$ 1,000,000